Statutory-Basis Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Symetra Life
Statutory Accounting Practices [Line Items]
Statutory net income	$ (118.7)	$ 267.8	$ 43.4
Statutory capital and surplus	2,126.6	2,218.9	2,082.4
Subsidiaries
Statutory Accounting Practices [Line Items]
Statutory net income	0.5	11.1	7.3
Statutory capital and surplus	$ 158.0	$ 135.9	$ 134.0